UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Common Stock Cik0001812667 Cc Neuberger Principal Holdings Ii	Class B Common Stock Cik0001812667 Cc Neuberger Principal Holdings Ii	Common Stock	Additional Paid-in Capital Cik0001812667 Cc Neuberger Principal Holdings Ii	Accumulated Deficit Cik0001812667 Cc Neuberger Principal Holdings Ii	Accumulated Deficit	Cik0001812667 Cc Neuberger Principal Holdings Ii	Total
Beginning balance at May. 11, 2020	$ 0	$ 0		$ 0	$ 0		$ 0
Beginning balance (in shares) at May. 11, 2020	0	0
Net income (loss)					(41,818,646)		(41,818,646)
Ending balance at Dec. 31, 2020	$ 0	$ 2,570		0	(115,270,723)		(115,268,153)	$ (367,288,000)
Ending balance (in shares) at Dec. 31, 2020	0	25,700,000	153,303,505
Net income (loss)	$ 0	$ 0		0	27,381,743		27,381,743
Ending balance at Mar. 31, 2021	$ 0	$ 2,570		0	(87,888,980)		(87,886,410)
Ending balance (in shares) at Mar. 31, 2021	0	25,700,000
Beginning balance at Dec. 31, 2020	$ 0	$ 2,570		0	(115,270,723)		(115,268,153)	(367,288,000)
Beginning balance (in shares) at Dec. 31, 2020	0	25,700,000	153,303,505
Net income (loss)						$ 42,128,000	19,581,652	42,269,000
Ending balance at Jun. 30, 2021	$ 0	$ 2,570		0	(95,689,071)		(95,686,501)
Ending balance (in shares) at Jun. 30, 2021	0	25,700,000	153,303,505
Beginning balance at Dec. 31, 2020	$ 0	$ 2,570		0	(115,270,723)		(115,268,153)	(367,288,000)
Beginning balance (in shares) at Dec. 31, 2020	0	25,700,000	153,303,505
Net income (loss)					(2,703,894)		(2,703,894)
Ending balance at Dec. 31, 2021	$ 0	$ 2,570		0	(117,974,617)		(117,972,047)	(346,741,000)
Ending balance (in shares) at Dec. 31, 2021	0	25,700,000	153,313,505
Beginning balance at Mar. 31, 2021	$ 0	$ 2,570		0	(87,888,980)		(87,886,410)
Beginning balance (in shares) at Mar. 31, 2021	0	25,700,000
Net income (loss)	$ 0	$ 0		0	(7,800,091)		(7,800,091)
Ending balance at Jun. 30, 2021	$ 0	$ 2,570		0	(95,689,071)		(95,686,501)
Ending balance (in shares) at Jun. 30, 2021	0	25,700,000	153,303,505
Beginning balance at Dec. 31, 2021	$ 0	$ 2,570		0	(117,974,617)		(117,972,047)	(346,741,000)
Beginning balance (in shares) at Dec. 31, 2021	0	25,700,000	153,313,505
Net income (loss)	$ 0	$ 0		0	17,019,868		17,019,868
Ending balance at Mar. 31, 2022	$ 0	$ 2,570		0	(100,954,749)		(100,952,179)
Ending balance (in shares) at Mar. 31, 2022	0	25,700,000
Beginning balance at Dec. 31, 2021	$ 0	$ 2,570		0	(117,974,617)		(117,972,047)	(346,741,000)
Beginning balance (in shares) at Dec. 31, 2021	0	25,700,000	153,313,505
Net income (loss)						$ 63,427,000	48,750,107	63,802,000
Ending balance at Jun. 30, 2022	$ 0	$ 2,570		0	(71,029,705)		(71,027,135)	(353,429,000)
Ending balance (in shares) at Jun. 30, 2022	0	25,700,000	153,322,880
Beginning balance at Mar. 31, 2022	$ 0	$ 2,570		0	(100,954,749)		(100,952,179)
Beginning balance (in shares) at Mar. 31, 2022	0	25,700,000
Increase in redemption value of Class A ordinary shares subject to possible	$ 0	$ 0		0	(1,805,195)		(1,805,195)
Increase in redemption value of Class A ordinary shares subject to possible (in shares)	0	0
Net income (loss)	$ 0	$ 0		0	31,730,239		31,730,239
Ending balance at Jun. 30, 2022	$ 0	$ 2,570		$ 0	$ (71,029,705)		$ (71,027,135)	$ (353,429,000)
Ending balance (in shares) at Jun. 30, 2022	0	25,700,000	153,322,880